Other Income and Other Expenses - Summary of Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Foreign currency gain	₩ 3,098,553	₩ 1,210,689	₩ 1,688,838
Gain on disposal of property, plant and equipment	25,737	19,367	37,835
Gain on disposal of intangible assets		196	111
Reversal of impairment loss on property, plant and equipment	3,181	1,121
Reversal of impairment loss on intangible assets	(1,975)	(1,152)	(1,110)
Rental income	2,806	1,978	3,629
Others	53,585	17,632	53,123
Other income	₩ 3,185,837	₩ 1,252,135	₩ 1,784,646